       ------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         James W. Grisham
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand McNally
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           U.S. EQUITY PLUS PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The U.S. Equity Plus Portfolio seeks long term capital appreciation by investing primarily in equity securities of issuers in the S&P 500 Index. Equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks.

The Portfolio investment process utilizes systematic quantitative and qualitative inputs. The quantitative inputs include several proprietary valuation and momentum models, as well as a market conditions model. The qualitative inputs include stock ratings from Morgan Stanley's Equity Research analysts. These inputs are combined in a systematic way to produce an attractiveness measure for every stock in the Portfolio investment universe. The Portfolio is designed to have consistently higher returns than the S&P 500 with a volatility of portfolio return that is approximately equal to that of the S&P
500. This is sought by using a multi-factor risk model for building the Portfolio and by maintaining sector neutrality with respect to the S&P 500

PERFORMANCE COMPARED TO THE S&P 500 INDEX(1)
----------------------------------------------------

                                                               TOTAL
                                                            RETURNS(2)
                                                            -----------
                                                              YTD(3)
                                                            -----------
PORTFOLIO--CLASS A........................................     0.60   %
PORTFOLIO--CLASS B........................................     0.60
S&P 500 INDEX.............................................     -0.43

1.  The S&P 500 Index is an unmanaged index of common stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3.  The Portfolio commenced operations on July 13, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

index. The active exposure to any single company is also kept to a modest level.

For the period from inception on July 31, 1997 to September 30, 1997, the Portfolio had a total return of 0.60% for both the Class A shares and Class B shares compared to -0.43% for the S&P 500 Index (the "Index").

In the two months from August 1, 1997 through September 30, 1997, U.S. stocks experienced huge volatility, carving out a 7% trading range with wild, intra-day moves. Early concerns about an overheating economy sent stocks and bonds tumbling. These concerns were subsequently reversed by favorable economic reports and stocks and bonds both rallied sharply back to their previous highs.

The Portfolio is sector neutral to the S&P 500, so sector weights had no impact on incremental performance. The performance of a sector in the Portfolio is completely driven by stock selection (and relative weights) within the sector. Based on stock selection, our best performing sectors were consumer non-durables, energy, technology, and financial services. Our worst performing sectors were consumer services, basic industries, banking and health.

Virtually all of the differential performance between the Portfolio and the Index came from active stock selection. The five largest contributions to our performance relative to the S&P 500 came from the following stocks.

Sara Lee, a worldwide producer and marketer of consumer products, rose 18% during the period as investors gave an enthusiastic endorsement of an announced restructuring and share buyback program. Nacco Industries, a diversified machinery manufacturer and energy concern, posted a 70% return, the largest in the S&P 500 during the period. The stock was driven higher by Nacco's sharply increasing order backlog and stronger industry-wide demand for forklift trucks. Philips Petroleum, a diversified petroleum concern, moved higher on earnings from its refining operations which experienced strong results due to lower oil prices and strong gasoline demand. With a shift to a build-to-order strategy and a larger direct sales force, shares of the personal computer manufacturer, Compaq, gained by 30% during the period. Shares of Salomon, Inc. a provider of international financial services, rocketed higher on news of the announced acquisition by Travelers.

On the other side, the five most negative contributions to our performance relative to the S&P 500 came from the following stocks. American Home Products, the research-based pharmaceutical and health care company, fell 11% on an announced voluntary recall of two weight-loss medications, Pondimin and Redux. Armstrong World, which manufactures and markets interior furnishings, lagged the market during the period as a result of weak sales for high-end vinyl flooring. Disappointing same-store sales in late September for Dayton Hudson, a general merchandise retailer, put a drag on DH's shares. Becton Dickinson, a manufacturer of medical supplies and devices and diagnostic systems, had a difficult period as its shares lost almost 11% as investors became concerned about lackluster fourth quarter earnings and the impact of foreign currency translations on unhedged foreign earnings. Our overweight position in Phelps Dodge was hurt by weaker-than-expected copper prices and problems encountered by its Wire and Cable unit in Thailand related to the currency crisis and economic slow down in the region.

In conclusion, for U.S. stocks to end the year with moderate-to-strong performance, corporate earnings must continue to grow at a reasonably robust pace and interest rates must remain at accommodating levels. In the short-term, we are expecting a relatively smooth continuation of the current economic expansion in the United States. This would be consistent with modest stock market performance in the months to come. However, if the Fed moves to raise rates later this year and/or if the liquidity that has been flowing into stocks sharply reverses, this could weigh heavily on the market. With regard to the performance of styles, we expect a more even performance of large-capitalization stocks relative to small-capitalization stocks than we saw in the first half of the year and a continuation of the recent leadership of cyclical and value-oriented stocks.

Narayan Ramachandran
PORTFOLIO MANAGER

Eugene Flood
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCKS (99.3%)
 CAPITAL GOODS-CONSTRUCTION (5.6%)
 AEROSPACE & DEFENSE (2.0%)
          1,200    Boeing Co.                           $     65
          1,100    EG&G, Inc.                                 23
            100    General Dynamics Corp.                      9
          1,100    Goodrich (BF) Co.                          50
            600    Lockheed Martin Corp.                      64
            500    Northrop Grumman Corp.                     60
          1,100    Raytheon Corp.                             65
            800    United Technologies Corp.                  65
                                                        ---------
                                                             401
                                                        ---------
 BUILDING & CONSTRUCTION (0.8%)
          2,400    Armstrong World Industries, Inc.          161
                                                        ---------
 ELECTRICAL EQUIPMENT (0.0%)
            100    Cooper Industries, Inc.                     5
                                                        ---------
 MACHINERY (2.8%)
            600    Briggs & Stratton Corp.                    30
          2,700    Caterpillar, Inc.                         146
            600    Cincinnati Milacron, Inc.                  16
            400    Cummins Engine Co., Inc.                   31
          2,500    Deere & Co.                               134
          4,200    Dresser Industries, Inc.                  181
            450    Parker-Hannifin Corp.                      20
                                                        ---------
                                                             558
                                                        ---------
TOTAL CAPITAL GOODS-CONSTRUCTION                           1,125
                                                        ---------
 CONSUMER-CYCLICAL (10.5%)
 AUTOMOTIVE (2.4%)
          2,600    Chrysler Corp.                             96
            200    Dana Corp.                                 10
          4,300    Ford Motor Co.                            195
          1,500    General Motors Corp.                      100
          1,100    Goodyear Tire & Rubber Co.                 76
                                                        ---------
                                                             477
                                                        ---------
 FOOD SERVICE & LODGING (0.2%)
          1,200    Hilton Hotels Corp.                        40
                                                        ---------
 HOUSEHOLD FURNISHINGS & APPLIANCES (0.2%)
            600    Maytag Corp.                               21
            400    Springs Industries, Inc., Class A          21
            100    Tupperware Corp.                            3
                                                        ---------
                                                              45
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
 LEISURE RELATED (0.1%)
            200    The Walt Disney Co.                  $     16
                                                        ---------
 PRINTING & PUBLISHING (1.1%)
            800    American Greetings Corp., Class A          30
          1,500    Gannett Co., Inc.                         162
            400    New York Times Co., Class A                21
                                                        ---------
                                                             213
                                                        ---------
 RETAIL-GENERAL (6.5%)
          2,000    American Stores Co.                        49
          4,100    Dayton Hudson Corp.                       246
            600    Gap, Inc.                                  30
            700    Harcourt General, Inc.                     34
          1,500    Home Depot, Inc.                           78
            300    Longs Drug Stores, Inc.                     8
          1,500    May Department Stores, Co.                 82
          1,400    Mercantile Stores Co.                      88
            400    Pep Boys-Manny, Moe & Jack                 11
            800    Rite Aid Corp.                             44
          3,000    Sears Roebuck & Co.                       171
          2,800    SUPERVALU, Inc.                           110
          4,000    TJX Companies, Inc.                       122
          6,000    Wal-Mart Stores, Inc.                     220
                                                        ---------
                                                           1,293
                                                        ---------
TOTAL CONSUMER-CYCLICAL                                    2,084
                                                        ---------
 CONSUMER-STAPLES (20.9%)
 BEVERAGES & TOBACCO (6.0%)
          1,200    Brown-Forman Corp., Class B                60
          7,200    Coca Cola Co.                             439
            700    Coors (Adolph), Inc., Class B              26
            900    Fortune Brands, Inc.                       31
          3,000    Great Atlantic & Pacific Tea Co.,
                    Inc.                                      95
         10,400    Philip Morris Cos., Inc.                  432
          3,800    UST, Inc.                                 116
                                                        ---------
                                                           1,199
                                                        ---------
 FOOD (2.8%)
            300    Campbell Soup Co.                          15
            400    ConAgra, Inc.                              26
            100    CPC International, Inc.                     9
          9,800    Sara Lee Corp.                            505
                                                        ---------
                                                             555
                                                        ---------
 HEALTH CARE SUPPLIES & SERVICES (10.0%)
            100    Abbott Laboratories                         6
          3,900    American Home Products Corp.              285

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
  HEALTH CARE SUPPLIES & SERVICES (CONTINUED)
          1,200    Baxter International, Inc.           $     63
          2,700    Becton Dickinson & Co.                    129
          1,400    Biomet, Inc.                               34
          4,500    Bristol-Myers Squibb Co.                  372
          5,300    Columbia/HCA Healthcare Corp.             152
          1,000    Eli Lilly & Co.                           120
          4,400    Johnson & Johnson                         254
          1,200    Mallinckrodt, Inc.                         43
            700    Manor Care, Inc.                           23
            200    Medtronic, Inc.                             9
          3,600    Merck & Co., Inc.                         360
          2,100    Pfizer, Inc.                              126
            300    Shared Medical Systems Corp.               16
                                                        ---------
                                                           1,992
                                                        ---------
 PERSONAL CARE PRODUCTS (2.1%)
            400    Avon Products, Inc.                        25
            600    Bausch & Lomb, Inc.                        24
            100    International Flavors &
                    Fragrances, Inc.                           5
          5,200    Procter & Gamble Co.                      359
                                                        ---------
                                                             413
                                                        ---------
 TEXTILES & APPAREL (0.0%)
            300    Russell Corp.                               9
                                                        ---------
TOTAL CONSUMER-STAPLES                                     4,168
                                                        ---------
 DIVERSIFIED (3.0%)
            400    Eaton Corp.                                37
          1,300    ITT Industries, Inc.                       43
            100    Johnson Controls, Inc.                      5
          1,500    Loews Corp.                               170
          1,300    National Service Industries, Inc.          57
          1,100    Raychem, Corp.                             93
            400    Unilever NV                                85
          3,800    Whitman Corp.                             104
                                                        ---------
TOTAL DIVERSIFIED                                            594
                                                        ---------
 ENERGY (11.7%)
 COAL, OIL & GAS (7.7%)
          4,200    Amoco Corp.                               405
            800    Burlington Resources, Inc.                 41
          4,200    Chevron Corp.                             349
            600    Coastal Corp.                              37
          3,000    Mobil Corp.                               222
            100    Occidental Petroleum Corp.                  3
            300    Oneok, Inc.                                10
          5,900    Phillips Petroleum Co.                    304
          1,200    Sun Co., Inc.                              53
          3,400    USX-Marathon Group                        126
                                                        ---------
                                                           1,550
                                                        ---------
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
 UTILITIES (4.0%)
          1,500    Central & South West Corp.           $     33
          3,700    Eastern Enterprises                       138
          6,000    Entergy Corp.                             156
          1,500    NICOR, Inc.                                56
          1,600    PECO Energy Co.                            38
            900    Public Service Enterprise Group,
                    Inc.                                      23
          5,800    Southern Co.                              131
          2,100    Texas Utilities Co.                        76
          5,900    Unicom Corp.                              138
                                                        ---------
                                                             789
                                                        ---------
TOTAL ENERGY                                               2,339
                                                        ---------
 FINANCE (15.8%)
 BANKING (8.5%)
            200    Banc One Corp.                             11
          1,500    Bank of New York Co., Inc.                 72
          3,000    BankAmerica Corp.                         220
            900    BankBoston Corp.                           80
            100    Barnett Banks, Inc.                         7
          3,300    Chase Manhattan Corp.                     389
          1,900    Citicorp                                  254
          1,400    Comerica, Inc.                            111
          3,300    First Union Corp.                         165
          2,200    KeyCorp                                   140
          1,300    National City Corp.                        80
          2,100    NationsBank Corp.                         130
            400    Norwest Corp.                              25
                                                        ---------
                                                           1,684
                                                        ---------
 FINANCIAL SERVICES (3.2%)
          1,600    American Express Co.                      131
            900    Federal Home Loan Mortgage Corp.           32
          2,900    Federal National Mortgage
                    Association                              136
          1,600    Hartford Financial Service Group,
                    Inc.                                     138
            600    Merrill Lynch & Co.                        44
          2,100    Salomon, Inc.                             158
                                                        ---------
                                                             639
                                                        ---------
 INSURANCE (4.1%)
          2,100    Allstate Corp.                            169
          3,100    American International Group, Inc.        320
            600    Chubb Corp.                                43
          1,500    Lincoln National Corp.                    104
            800    MBIA, Inc.                                100
          1,200    Travelers Group, Inc.                      82
                                                        ---------
                                                             818
                                                        ---------
TOTAL FINANCE                                              3,141
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
 MATERIALS (5.7%)
 CHEMICALS (3.4%)
          1,000    Air Products & Chemicals, Inc.       $     83
            700    Dow Chemical Co.                           64
          3,400    E.I. Du Pont De Nemours & Co.             209
          2,700    Engelhard Corp.                            58
            900    Hercules, Inc.                             45
            300    Millipore, Corp.                           15
          1,700    Monsanto Co.                               66
            200    Perkin-Elmer Corp.                         15
            500    Rohm & Haas Co.                            48
            340    Solutia, Inc.                               7
          1,600    Union Carbide Corp.                        78
                                                        ---------
                                                             688
                                                        ---------
 METALS (2.3%)
          2,000    Phelps Dodge Corp.                        155
          8,500    USX - U.S. Steel Group, Inc.              295
                                                        ---------
                                                             450
                                                        ---------
 PACKAGING & CONTAINER (0.0%)
            100    Tyco International Ltd.                     8
                                                        ---------
TOTAL MATERIALS                                            1,146
                                                        ---------
 SERVICES (2.6%)
 BUSINESS SERVICES (1.4%)
            600    Automatic Data Processing, Inc.            30
          1,000    Deluxe Corp.                               34
            800    Eastman Kodak Co.                          52
            500    Federal Express Corp.                      40
            200    John H. Harland Co.                         5
          4,700    Jostens, Inc.                             127
            400    Safety-Kleen Corp.                          9
                                                        ---------
                                                             297
                                                        ---------
 PROFESSIONAL SERVICES (0.1%)
            500    Service Corp. International                16
                                                        ---------
 TRANSPORTATION (1.1%)
            600    Burlington Northern Santa Fe               58
          1,500    CSX Corp.                                  88
            500    Delta Air Lines, Inc.                      47
            100    Southwest Airlines, Co.                     3
            300    Union Pacific Corp.                        19
                                                        ---------
                                                             215
                                                        ---------
TOTAL SERVICES                                               528
                                                        ---------
 TECHNOLOGY (23.5%)
 COMPUTERS (10.4%)
            100    Adobe Systems, Inc.                         5
          2,900    Cisco Systems, Inc.                       212
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
          3,200    Compaq Computer Corp.                $    239
          2,100    Computer Associates International,
                    Inc.                                     151
            300    Dell Computer Corp.                        29
          1,200    EMC Corp.                                  70
          4,500    Intel Corp.                               415
          3,400    International Business Machines
                    Corp.                                    360
          3,600    Microsoft Corp.                           476
            900    Oracle System, Corp.                       33
          2,000    Sun Microsystems, Inc.                     94
                                                        ---------
                                                           2,084
                                                        ---------
 ELECTRONICS (4.8%)
            100    AMP, Inc.                                   5
            200    Applied Materials, Inc.                    19
         10,900    General Electric Co.                      742
            400    Motorola, Inc.                             29
            400    Micron Technology, Inc.                    14
            200    Rockwell International Corp.               12
            900    Scientific-Atlanta, Inc.                   20
            900    Tektronix, Inc.                            61
            100    Texas Instruments, Inc.                    14
            500    Textron, Inc.                              32
                                                        ---------
                                                             948
                                                        ---------
 OFFICE EQUIPMENT (1.3%)
          2,700    Hewlett Packard Co.                       188
            900    Xerox Corp.                                76
                                                        ---------
                                                             264
                                                        ---------
 TELECOMMUNICATION (7.0%)
          1,600    3Com Corp.                                 82
          2,400    Alltel Corp.                               83
            200    Ameritech Corp.                            13
          5,300    AT&T Corp.                                235
          3,900    Bell Atlantic Corp.                       314
            600    BellSouth Corp.                            28
          5,000    GTE Corp.                                 227
          3,200    Harris Corp.                              146
            700    Lucent Technologies, Inc.                  57
            100    MCI Communications Corp.                    3
            600    SBC Communications, Inc.                   37
          1,800    Sprint Corp.                               90
          1,600    U.S. West Communications Group             61
            400    WorldCom, Inc.                             14
                                                        ---------
                                                           1,390
                                                        ---------
TOTAL TECHNOLOGY                                           4,686
                                                        ---------
TOTAL COMMON STOCKS (Cost $19,756)                        19,811
                                                        ---------

                                                         AMOUNT
    SHARES                                                (000)
---------------                                         ---------
TOTAL INVESTMENTS (99.3%) (Cost $19,756)                $ 19,811
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.07%)
  Other Assets                                               176
  Liabilities                                                (39)
                                                        ---------
                                                             137
                                                        ---------
NET ASSETS (100%)                                       $ 19,948
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                                $19,948
NET ASSETS VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,983,562 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $10.06
                                                        ---------
                                                        ---------